UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/15

Item 1. Schedule of Investments.

Franklin Real Estate Securities Trust

Statement of Investments, July 31, 2015 (unaudited)

Franklin Real Estate Securities Fund	Shares	Value
Common Stocks 98.9%
Diversified REITs 4.0%
American Assets Trust Inc.	202,700	$8,436,374
Duke Realty Corp.	399,300	8,053,881
WP Carey Inc.	106,000	6,486,140
		22,976,395
Health Care REITs 11.1%
HCP Inc.	300,100	11,595,864
Health Care REIT Inc.	303,500	21,053,795
OMEGA Healthcare Investors Inc.	125,700	4,557,882
Sabra Health Care REIT Inc.	237,300	6,490,155
Ventas Inc.	288,050	19,325,274
		63,022,970
Homebuilding 0.5%
D.R. Horton Inc.	102,300	3,037,287

Hotel & Resort REITs 6.1%
Host Hotels & Resorts Inc.	580,900	11,257,842
Pebblebrook Hotel Trust	269,800	10,980,860
Summit Hotel Properties Inc.	369,000	5,029,470
Sunstone Hotel Investors Inc.	540,011	7,597,955
		34,866,127
Hotels, Resorts & Cruise Lines 0.9%
[a]Hilton Worldwide Holdings Inc.	190,400	5,112,240

Industrial REITs 5.1%
First Industrial Realty Trust Inc.	346,700	7,259,898
Prologis Inc.	532,761	21,635,424
		28,895,322
Office REITs 16.0%
Alexandria Real Estate Equities Inc.	151,500	14,045,565
Boston Properties Inc.	170,700	21,043,896
Highwoods Properties Inc.	179,400	7,594,002
Kilroy Realty Corp.	189,800	13,447,330
Paramount Group Inc.	219,000	3,913,530
SL Green Realty Corp.	125,100	14,404,014
Vornado Realty Trust	169,645	16,548,870
		90,997,207
Residential REITs 18.5%
Apartment Investment & Management Co., A	326,700	12,767,436
AvalonBay Communities Inc.	87,572	15,092,159
Camden Property Trust	33,500	2,667,605
Equity Lifestyle Properties Inc.	182,000	10,534,160
Equity Residential	385,944	28,872,471
Essex Property Trust Inc.	83,563	18,794,154
Post Properties Inc.	45,400	2,585,076
UDR Inc.	416,562	14,083,961
		105,397,022
Retail REITs 25.5%
Brixmor Property Group Inc.	236,900	5,796,943
Federal Realty Investment Trust	74,700	10,218,213
General Growth Properties Inc.	604,800	16,414,272
Kimco Realty Corp.	249,000	6,152,790
The Macerich Co.	148,421	11,749,006
National Retail Properties Inc.	88,500	3,289,545
Realty Income Corp.	245,600	11,860,024
Regency Centers Corp.	171,300	10,958,061
Simon Property Group Inc.	284,700	53,301,534

Quarterly Statement of Investments | See Notes to Statement of Investments.

	Franklin Real Estate Securities Trust
	Statement of Investments, July 31, 2015 (unaudited) (continued)
	Taubman Centers Inc.	98,000	7,330,400
	Weingarten Realty Investors	228,300	8,031,594
			145,102,382
	Specialized REITs 11.2%
	Coresite Realty Corp.	115,700	5,808,140
	CubeSmart	391,800	10,249,488
	CyrusOne Inc.	186,700	5,739,158
	Digital Realty Trust Inc.	143,000	9,190,610
	Extra Space Storage Inc.	185,400	13,630,608
	Public Storage	95,000	19,492,100
			64,110,104
	Total Common Stocks (Cost $352,484,570)		563,517,056

	Short Term Investments (Cost $6,748,770) 1.2%

	Money Market Funds 1.2%
	[a,b]Institutional Fiduciary Trust Money Market Portfolio	6,748,770	6,748,770
	Total Investments (Cost $359,233,340) 100.1%		570,265,826
	Other Assets, less Liabilities (0.1)%		(354,540)
	Net Assets 100.0%		$569,911,286

	[a] Non-income producing.
	[b] The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

	ABBREVIATIONS
	Selected Portfolio

REIT	- Real Estate Investment Trust

Franklin Real Estate Securities Trust

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$389,928,389

Unrealized appreciation	$213,048,188
Unrealized depreciation	(32,710,751)
Net unrealized appreciation (depreciation)	$180,337,437

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining he fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 24, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 24, 2015